Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	May 09, 2024	May 08, 2024	Dec. 31, 2023	Nov. 05, 2018
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001
Common stock, authorized (in shares)	500,000,000	501,000,000		500,000,000
Class A common stock, issued (in shares)	137,706,596			69,242,940	39,923,611
Common stock, outstanding (in shares)	137,706,596	122,096,270	1,386,983	69,242,940